Note 7 - Sale of Greenstone Partnership - Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jan. 19, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Cash and cash equivalents	$ 947,230		$ 545,180	$ 42,717
Amounts receivable	76,841		66,108
Property, plant and equipment	1,272,091		1,686,067
Assets held-for-sale	0		140,005
Accounts payable and accrued liabilities	(186,820)		(232,704)
Lease obligations	(20,197)		(18,915)
Liabilities held-for-sale	$ 0		$ (2,255)
Disposal groups classified as held for sale [member] | Greenstone Partnership [member]
Statement Line Items [Line Items]
Cash and cash equivalents		$ 188
Amounts receivable		175
Property, plant and equipment		139,642
Assets held-for-sale		140,005
Accounts payable and accrued liabilities		(2,125)
Lease obligations		(130)
Liabilities held-for-sale		(2,255)
Net assets disposed of		$ 137,750